Condensed Consolidated Statements of Operations (Parenthetical)	2 Months Ended
Dec. 31, 2020 shares
Big Cypress Acquisition Corp [Member]
Shares subject to forfeiture	375,000
Sponsor [Member] | Maximum [Member]
Shares subject to forfeiture	343,125
Sponsor [Member] | Maximum [Member] | Big Cypress Acquisition Corp [Member]
Shares subject to forfeiture	343,125
Ladenburg and Certain Employees [Member] | Maximum [Member]
Shares subject to forfeiture	31,875
Ladenburg and Certain Employees [Member] | Maximum [Member] | Big Cypress Acquisition Corp [Member]
Shares subject to forfeiture	31,875